Subsequent Events	3 Months Ended
Apr. 02, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Combined Financial Statements of the Company are derived from the consolidated financial statements of the Parent, which issued its financial statements for the year ended January 1, 2023 on February 16, 2023. Accordingly, the Company has evaluated transactions or other events for consideration as recognized subsequent events in the annual financial statements through February 16, 2023. Additionally, the Company has evaluated transactions and other events that occurred through March 3, 2023, the date these Combined Financial Statements were issued, for purposes of disclosure of unrecognized subsequent events.
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through April 24, 2023, the date the financial statements were reissued.
On April 20, 2023, the Company entered into a long-term lease for a newly renovated office building and a newly constructed R&D building in Summit, New Jersey that, when completed, will encompass a total of approximately 290,000 square feet and serve as the Company’s new global corporate headquarters. The expected lease expense is approximately $10 million per year with an initial term of 15 years. In addition to corporate office space, this campus will house laboratory space to principally support R&D. The relocation to this campus is expected to commence in 2025 for the office building and continue through 2026 for occupancy into the new R&D building. The Company will continue to operate from our interim corporate headquarters in Skillman, New Jersey until that time.
On March 22, 2023, the Company issued eight series of senior unsecured notes (the “Notes”) in an aggregate principal amount of $7.75 billion in a private placement. The net proceeds to the Company from the Notes offering was $7.69 billion after deductions of discounts and commissions payable of $65 million. The Notes will initially be fully and unconditionally guaranteed on a senior unsecured basis by the Parent. Such guarantees will terminate upon (1) the completion in all material respects of the transfer of the assets and liabilities of Johnson & Johnson’s Consumer Health Business to the Company, other than the transfer of the assets and liabilities of the Company’s businesses in certain jurisdictions where the Company and the Parent will defer the transfer of such assets and liabilities (such transfer, the “Consumer Health Business Transfer”) and (2) the occurrence of the initial registration of the Company’s equity securities. The Company intends to use the proceeds from the offering of the Notes as partial consideration to the Parent for the Consumer Health Business that the Parent will transfer to the Company. The net proceeds of the Notes offering were placed in segregated escrow accounts pending the occurrence of the
Consumer Health Business Transfer. On April 4, 2023, the net proceeds of the Notes offering were released from escrow upon the completion of the Consumer Health Business Transfer. After completion of the Notes offering on March 22, 2023, the Long-term debt outstanding was $7.69 billion.
On March 6, 2023, the Company entered into a credit agreement providing for a five-year senior unsecured revolving credit facility (the “Revolving Credit Facility”) in an aggregate principal amount of $4 billion to be made available in U.S. dollars and Euros. The Revolving Credit Facility contains representations and warranties, covenants and events of default that are customary for this type of financing, including covenants restricting the incurrence of liens and the entry into certain merger transactions. The company does not expect the Revolving Credit Facility to be drawn from or used in connection with the Separation.
Following the original issuance of the financial statements, on March 3, 2023, the Company entered into a commercial paper program (the “Commercial Paper Program”). The Company’s Board of Directors has authorized the issuance of up to $4 billion in aggregate principal amount of commercial paper under the Commercial Paper Program. The Commercial Paper Program contains representations and warranties, covenants and default that are customary for this type of financing.
Subsequent Events
Kenvue IPO
The registration statement related to the initial public offering of Kenvue’s common shares was declared effective on May 3, 2023, and Kenvue’s common shares began trading on the New York Stock Exchange under the ticker symbol “KVUE” on May 4, 2023. For more information, see Note 1, “Description of the Company and Summary of Significant Accounting Policies”.
Global Corporate Headquarters Lease
On April 20, 2023, the Company entered into a long-term lease for a newly-renovated office building and a newly-constructed research and development building in Summit, New Jersey that, when completed, will encompass a total of approximately 290,000 square feet and serve as the Company’s new global corporate headquarters. The expected lease expense is approximately $10 million per year with an initial term of 15 years. In addition to corporate office space, this campus will house laboratory space to principally support research and development. The relocation to this campus is expected to commence in 2025 for the office building and continue through 2026 for occupancy into the new research and development building. The Company will continue to operate from its interim corporate headquarters in Skillman, New Jersey until that time.
Separation Agreement
In connection with the Kenvue IPO, the Parent and Kenvue entered into a separation agreement (the “Separation Agreement”) on May 3, 2023. The Separation Agreement sets forth certain agreements between the Parent and Kenvue regarding, among other matters:
•the principal corporate actions and internal reorganization pursuant to which the Parent transferred the Consumer Health Business to Kenvue;
•the allocation of assets and liabilities to the Parent and Kenvue;
•the Parent’s and Kenvue’s respective rights and obligations with respect to the Kenvue IPO;
•certain matters with respect to any subsequent distribution or other disposition by the Parent of the shares of Kenvue Common Stock owned by the Parent following the Kenvue IPO (the “Distribution”); and
•other agreements governing aspects of Kenvue’s relationship with the Parent following the Kenvue IPO.
Related Agreements
In connection with the Kenvue IPO, the Parent and Kenvue also entered into various other material agreements. These agreements were entered into on May 3, 2023, unless otherwise indicated, and consist of the following:
•a tax matters agreement, which governs the Parent’s and Kenvue’s respective rights, responsibilities and obligations with respect to all tax matters, including tax liabilities, tax attributes, tax contests and tax returns;
•an employee matters agreement, which addresses certain employment, compensation and benefits matters, including the allocation and treatment of certain assets and liabilities relating to Kenvue’s employees and compensation and benefit plans and programs in which Kenvue’s employees participate prior to the date of the Distribution, if pursued;
•an intellectual property agreement, which governs the Parent’s and Kenvue’s respective rights, responsibilities and obligations with respect to intellectual property matters, excluding certain intellectual property matters with respect to trademarks;
•a trademark phase-out license agreement, dated as of April 3, 2023, and pursuant to which the Parent granted to Kenvue a license to use certain trademarks owned by the Parent on a transitional basis following the completion of the Kenvue IPO;
•a transition services agreement, pursuant to which the Parent will provide to Kenvue certain services for terms of varying duration following the Kenvue IPO;
•a transition manufacturing agreement, pursuant to which the Parent will provide to Kenvue certain manufacturing services for terms of varying duration following the Kenvue IPO; and
•a registration rights agreement, pursuant to which Kenvue granted to the Parent certain registration rights with respect to the shares of Kenvue common stock owned by the Parent following the completion of the Kenvue IPO.